Financial Assets At Amortized Cost - Disclosure of Carrying Amount of Financial Assets at Amortized Cost (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of carrying amount of financial assets at amortized cost [Line Items]
Beginning balance	¥ 4,716,448
Ending balance	3,011,570	¥ 4,716,448
Gross carrying amount [member]
Disclosure of carrying amount of financial assets at amortized cost [Line Items]
Beginning balance	6,594,786	5,123,589	¥ 7,735,834
New financial assets originated or purchased	59,230	5,715,342	8,041,561
Write-offs	(16,588)	(50,712)	(26,345)
Disposal in the current period			(226,843)
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)	(1,778,227)	(4,193,433)	(10,400,618)
Ending balance	4,859,201	6,594,786	5,123,589
Gross carrying amount [member] | Stage 1 [member]
Disclosure of carrying amount of financial assets at amortized cost [Line Items]
Beginning balance	4,159,153	2,709,756	5,512,867
New financial assets originated or purchased	59,230	5,635,886	7,437,143
Transfers		(363,927)
Transfer — From stage 1 to stage 2		(363,927)
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)	(1,592,805)	(3,822,562)	(10,240,254)
Ending balance	2,625,578	4,159,153	2,709,756
Gross carrying amount [member] | Stage 2 [member]
Disclosure of carrying amount of financial assets at amortized cost [Line Items]
Transfer — From stage 1 to stage 2		363,927
Transfer — From stage 1 to stage 3		(363,927)
Gross carrying amount [member] | Stage 3 [member]
Disclosure of carrying amount of financial assets at amortized cost [Line Items]
Beginning balance	2,088,223	1,865,241	2,115,235
Transfers		363,927
Transfer — From stage 1 to stage 3		363,927
Write-offs		(38,858)	(17,651)
Disposal in the current period			(226,843)
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)	(35,179)	(102,087)	(5,500)
Ending balance	2,053,044	2,088,223	1,865,241
Gross carrying amount [member] | POCI [Member]
Disclosure of carrying amount of financial assets at amortized cost [Line Items]
Beginning balance	347,410	548,592	107,732
New financial assets originated or purchased		79,456	604,418
Write-offs	(16,588)	(11,854)	(8,694)
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)	(150,243)	(268,784)	(154,864)
Ending balance	¥ 180,579	¥ 347,410	¥ 548,592